Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accounts payable and accrued liabilities consisted of the following at March 31, 2022 and 2021:

	March 31,	December 31,
	2022	2021
Trade accounts payable	4,890,066	3,933,305
Accrued payroll and payroll taxes	96,641	23,554
Other	17,928	19,205
Total accounts payable and accrued liabilities	5,004,635	3,976,064

Accounts payable and accrued liabilities consisted of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Trade accounts payable	3,933,305	824,405
Accrued payroll and payroll taxes	23,554	244,926
Other	19,205	-
Total accounts payable and accrued liabilities	3,976,064	1,069,331